SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 9) - USD ($)	Dec. 26, 2020	Jun. 28, 2020	Jun. 27, 2020	Dec. 28, 2019	Jun. 29, 2019	Jun. 27, 2019	Jul. 01, 2018	Jun. 29, 2018
Financial Assets:
Cash and Cash Equivalents	$ 7,549,841	$ 10,093,925	$ 10,093,925	$ 26,000,362	$ 33,226,370	$ 33,226,370	$ 79,159,970	$ 79,159,970
Restricted Cash	6,010		9,873		55,618
Accounts Receivable			963,997		621,945
Due from Related Party			3,109,717		4,921,455
Investments			3,786,791		13,018,791
Financial Liabilities:
Accounts Payable and Accrued Liabilities			79,530,930		47,610,197
Other Liabilities			10,780,504		2,872,380
Acquisition Consideration Related Liabilities			8,951,801		774,000
Notes Payable			168,998,605		172,747,559
Due to Related Party	$ 4,374,727		4,556,814		5,640,817
Derivative Liabilities			546,076		9,343,485
Senior Secured Convertible Credit Facility			166,368,463		86,855,415
Amortized Cost [Member]
Financial Assets:
Cash and Cash Equivalents			0		0
Restricted Cash			0		0
Accounts Receivable			963,997		621,945
Due from Related Party			3,109,717		4,921,455
Investments			0		0
Financial Liabilities:
Accounts Payable and Accrued Liabilities			79,530,930		47,610,197
Other Liabilities			10,780,504		2,872,380
Acquisition Consideration Related Liabilities			0
Notes Payable			168,998,605		172,747,559
Due to Related Party			4,556,814		5,640,817
Derivative Liabilities			0		0
Senior Secured Convertible Credit Facility			166,368,463		86,855,415
FVTPL [Member]
Financial Assets:
Cash and Cash Equivalents			10,093,925		33,226,370
Restricted Cash			9,873		55,618
Accounts Receivable			0		0
Due from Related Party			0		0
Investments			3,786,791		13,018,791
Financial Liabilities:
Accounts Payable and Accrued Liabilities			0		0
Other Liabilities			0		0
Acquisition Consideration Related Liabilities			8,951,801		774,000
Notes Payable			0		0
Due to Related Party			0		0
Derivative Liabilities			546,076		9,343,485
Senior Secured Convertible Credit Facility			$ 0		$ 0